LINCOLN NATIONAL VARIABLE ANNUITY FUND A
                                     (Group)

                    Supplement Dated February 19, 2004 to the
              Statement of Additional Information Dated May 1, 2003
                        as Supplemented October 30, 2003

     This supplement describes certain changes to the Statement of Additional Information ("SAI") for Lincoln National Variable Annuity Fund A (Group).

     The chart on Page B-3 entitled "Officers Who Are Not Trustees" is amended by deleting the information regarding William P. Flory, Jr. and replacing it with the following:


                                          Term of                                      Number of Funds
                          Position(s)    Office and                                    in Fund Complex        Other
 Name, Address and Date    Held With     Length of        Principal Occupation(s)        Overseen by      Trusteeships
        of Birth           the Fund     Time Served       During Past Five Years           Trustee       Held by Trustee
Sheryl L. Sturgill        Chief        Chief           Director of Separate                  N/A               N/A
1300 S. Clinton Street    Accounting   Accounting      Accounts, The Lincoln
Fort Wayne, IN  46802     Officer      Officer since   National Life Insurance
DOB: 07/04/59                          November 2003   Company; formerly Compliance
                                                       Director and Senior Business
                                                       Controls Consultant, Lincoln
                                                       National Reassurance Company



     Please keep this Supplement with your SAI for your future reference.